OTHER ASSETS AND OTHER LIABILITIES - Schedule of Components of Other Assets and Liabilities (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Financial instruments:
Receivables	S/ 1,577,490		S/ 1,225,171
Derivatives receivable	1,231,865		904,791
Receivables from sale of investments	787,539		824,988
Margin call and others	2,604,469		1,087,831
Operations in process	133,045		131,029
Financial instruments	6,334,408		4,173,810
Non-financial instruments:
Claim filed with the Tax Authority	1,577,175		0
Investment properties, net	795,506		625,105
Deferred fees	709,384		1,026,896
Improvements in leased premises	254,018		149,298
VAT (IGV) tax credit	121,351		70,339
Income tax prepayments, net | $		$ 119,910		$ 226,847
Adjudicated assets, net	90,286		166,179
Investment in associates	65,338		763,918
Others	78,171		31,763
Non-financial instruments	3,811,139		3,060,345
Total	10,145,547		7,234,155
Financial instruments:
Accounts payable	2,678,539		2,366,147
Salaries and other personnel expenses	1,746,168		1,335,800
Derivatives payable	1,047,907		819,473
Accounts payable for acquisitions of investments	657,417		832,530
Allowance for indirect loan losses	371,576		383,918
Operations in process	158,178		227,549
Dividends payable	88,219		74,183
Financial instruments	6,748,004		6,039,600
Non-financial instruments:
Taxes	723,433		786,659
Provision for sundry risks	625,117		646,739		S/ 642,520	S/ 624,149
Others	168,525		147,308
Non-financial instruments	1,517,075		1,580,706
Total	S/ 8,265,079		S/ 7,620,306